Annual Total Returns [BarChart] - Pioneer Real Estate Shares - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	8.90%
Annual Return 2012	15.74%
Annual Return 2013	1.13%
Annual Return 2014	29.63%
Annual Return 2015	4.26%
Annual Return 2016	6.10%
Annual Return 2017	3.20%
Annual Return 2018	(7.55%)
Annual Return 2019	28.04%
Annual Return 2020	(6.89%)